DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

December 19, 2008

Securities and Exchange Commission
Division of  Investment Management
100 F Street, NE
Washington, D.C. 20549
Attention: John C. Grzeskiewicz, Esq.

Re:   Dreyfus New Jersey Municipal Bond Fund, Inc. (the “Fund”)
         Registration Statement on Form N-1A (File No. 33-19655)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Fund hereby certifies that:

(1)

the Prospectus and the Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in the Fund’s Registration Statement; and

(2)	the text of the Fund’s Registration Statement was filed electronically on December 12, 2008.

DREYFUS NEW JERSEY MUNICIPAL
    BOND FUND, INC.

By:    /s/ Jeff Prusnofsky
          Jeff Prusnofsky
          Vice President